UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03189

Name of Fund: BlackRock Summit Cash Reserves of BlackRock Financial Institutions Series Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Summit Cash Reserves of BlackRock Financial Institutions Series Trust , 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2013

Date of reporting period: 07/31/2012

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2012 (Unaudited)	BlackRock Summit Cash Reserves Fund (Percentages shown are based on Net Assets)

	Par
Certificates of Deposit	(000)	Value
Yankee (a) — 40.3%
Bank of Montreal, Chicago:
0.21%, 8/29/12	$1,000	$1,000,000
0.28%, 12/20/12	1,000	1,000,000
0.47%, 7/17/13 (b)	500	500,000
Bank of Nova Scotia, Houston (b):
0.76%, 10/18/12	1,000	1,000,739
0.34%, 2/11/13	500	500,000
0.30%, 2/15/13	1,000	1,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., NY:
0.35%, 8/02/12	1,000	1,000,000
0.35%, 8/14/12	1,000	1,000,000
0.43%, 11/14/12	500	500,000
Credit Suisse, NY, 0.34%, 9/05/12	500	500,000
National Australia Bank Ltd., NY:
0.34%, 8/21/12	1,000	1,000,000
0.48%, 4/10/13 (b)	1,000	1,000,000
National Bank of Canada, NY:
0.35%, 8/27/12	1,000	1,000,000
0.34%, 1/11/13 (b)	1,000	1,000,000
Natixis, NY, 0.48%, 9/04/12	500	500,000
Norinchukin Bank, NY, 0.17%,
8/07/12	2,000	2,000,000
Rabobank Nederland NV, NY:
0.57%, 9/17/12	1,000	1,000,000
0.53%, 10/25/12	1,000	1,000,000
0.56%, 1/18/13 (b)	1,000	1,000,000
Royal Bank of Canada, NY, 0.49%,
5/16/13 (b)	500	500,000
Skandinakiska Enskilda Bank, NY,
0.40%, 10/05/12	1,000	999,991
Societe Generale, NY, 0.46%,
9/04/12	1,000	1,000,000
Sumitomo Mitsui Banking Corp., NY:
0.36%, 8/10/12 (b)	1,000	1,000,000
0.35%, 9/12/12	1,000	1,000,000
Sumitomo Mitsui Trust & Banking
Co. Ltd., 0.37%, 10/10/12	1,500	1,500,000
Svenska Handelsbanken, NY,
0.26%, 8/17/12	500	500,000
Toronto-Dominion Bank, NY,
0.20%, 9/07/12	1,000	1,000,000
Westpac Banking Corp., 0.54%,
7/10/13 (b)	500	500,000
Total Certificates of Deposit – 40.3%		25,500,730

Commercial Paper (c)
Atlantis One Funding Corp., 0.33%,
9/07/12	1,000	999,661
Chariot Funding LLC, 0.24%,
8/24/12	1,000	999,847
Commonwealth Bank of Australia:
0.20%, 8/21/12	500	499,944

	Par
Commercial Paper (c)	(000)	Value
Commonwealth Bank of Australia
(concluded):
0.39%, 1/14/13 (b)	$500	$500,000
DNB Bank ASA, 0.32%, 8/13/12	500	499,947
Erste Abwicklungsanstalt:
0.48%, 10/23/12	500	499,447
0.52%, 11/19/12	635	633,991
HSBC Bank Plc, 0.66%, 4/25/13	1,000	995,135
Nieuw Amsterdam Receivables
Corp., 0.25%, 8/07/12	1,000	999,958
Nordea North America, Inc.:
0.60%, 8/07/12	500	499,950
0.26%, 8/13/12	400	399,966
NRW.Bank, 0.25%, 8/27/12	1,000	999,819
Regency Markets No.1 LLC, 0.22%,
8/17/12	1,000	999,902
Solitaire Funding LLC, 0.22%,
8/30/12	1,000	999,823
State Street Corp.:
0.22%, 9/05/12	1,000	999,786
0.20%, 9/10/12	1,000	999,778
Sumitomo Mitsui Trust & Banking Co.
Ltd., 0.16%, 8/03/12	750	749,993
Westpac Banking Corp.:
0.49%, 8/13/12	1,500	1,499,755
0.50%, 4/02/13	500	498,305
Total Commercial Paper – 24.1%		15,275,007

Corporate Notes – 1.0%
JPMorgan Chase Bank NA, 1.16%,
5/17/13 (b)	635	635,000

Municipal Bonds (d)
City & County of San Francisco
California, COP, FLOATS, VRDN, Series
B001 (Morgan Stanley Bank Liquidity
Facility), 0.29%, 8/07/12	700	700,000
City of New York, New York, GO, VRDN,
Sub-Series A-3 (Morgan Stanley Bank
LOC), 0.20%, 8/07/12	1,000	1,000,000
Connecticut State Health & Educational
Facility Authority, Refunding RB,
VRDN, Yale-New Haven Hospital,
Series K2 (JPMorgan Chase Bank
LOC), 0.16%, 8/07/12	600	600,000
County of Pitkin Colorado, Refunding
RB, VRDN, Aspen Skiing Co. Project,
Series A (JPMorgan Chase & Co. LOC),
0.17%, 8/01/12	700	700,000

BLACKROCK SUMMIT CASH RESERVES FUND	JULY 31, 2012	1

Schedule of Investments (continued)	BlackRock Summit Cash Reserves Fund (Percentages shown are based on Net Assets)

	Par
Municipal Bonds (d)	(000)	Value
Eastern Michigan University, Refunding
RB, VRDN, General, Series A
(JPMorgan Chase Bank LOC), 0.19%,
8/01/12	$1,300	$1,300,000
Michigan State HDA, Refunding RB,
VRDN, Series D (Fannie Mae LOC,
Freddie Mac LOC), 0.15%, 8/07/12	495	495,000
New York City Industrial Development
Agency, RB, VRDN, New York Law
School Project, Series A (JPMorgan
Chase Bank LOC), 0.14%, 8/07/12	550	550,000
Rhode Island Housing & Mortgage
Finance Corp., M/F, RB, VRDN, Groves
at Johnston Project, AMT (Freddie Mac
LOC), 0.16%, 8/07/12	1,000	1,000,000
State of California, GO, VRDN, Series C-
4 (JPMorgan Chase & Co. LOC),
0.12%, 8/01/12	1,100	1,100,000
Total Municipal Bonds – 11.8%		7,445,000

US Government Sponsored Agency Obligations
Fannie Mae Discount Notes,
0.17%, 9/10/12 (c)	560	559,894
Fannie Mae Variable Rate Notes (b):
0.28%, 9/17/12	800	799,979
0.28%, 12/20/12	500	499,961
Federal Home Loan Bank Discount
Notes, 0.16%, 8/14/12 (c)	810	809,953
Freddie Mac Discount Notes,
0.17%, 8/06/12 (c)	450	449,990
Freddie Mac Variable Rate Notes,
0.19%, 9/13/13 (b)	2,000	1,998,645
Total US Government Sponsored
Agency Obligations – 8.1%		5,118,422

US Treasury Obligations
US Treasury Bill, 0.13%,
11/29/12 (c)	1,000	999,567
US Treasury Notes:
0.38%, 8/31/12	1,200	1,200,231
4.25%, 9/30/12	1,000	1,006,784
3.38%, 11/30/12	1,000	1,010,755
1.38%, 2/15/13	500	503,124
1.38%, 5/15/13	1,000	1,009,190
Total US Treasury Obligations – 9.1%		5,729,651

	Par
Repurchase Agreements – 5.9%	(000)	Value
Deutsche Bank Securities, Inc., 0.18%,
8/01/12 (Purchased on 7/31/12 to
be repurchased at $3,745,019,
collateralized by Federal Farm Credit
Bank, 1.50% due 11/16/15, par and
fair values of $3,686,000 and
$3,820,742, respectively)	$3,745	$3,745,000
Total Investments (Cost - $63,448,810*) – 100.3%		63,448,810

Liabilities in Excess of Other Assets – (0.3)%		(205,985)
Net Assets – 100.0%		$63,242,825

*	Cost for federal income tax purposes.
(a)	Issuer is a US branch of foreign domiciled bank.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.
(d)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AMT	Alternative Minimum Tax (subject to)
COP	Certificates of Participation
Fannie Mae	Federal National Mortgage Association
FLOATS	Floating Rate Securities
Freddie Mac	Federal Home Loan Mortgage Corporation
GO	General Obligation Bonds
HDA	Housing Development Authority
LOC	Letter of Credit
M/F	Multi-family
RB	Revenue Bonds
VRDN	Variable Rate Demand Notes

BLACKROCK SUMMIT CASH RESERVES FUND	JULY 31, 2012	2

Schedule of Investments (concluded)	BlackRock Summit Cash Reserves Fund
•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the Fund's investments categorized in the disclosure hierarchy as of July 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments
Short-Term
Securities[1]	—	$63,448,810	—	$63,448,810

[1]	See above Schedule of Investments for values in each security type.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2012, cash of $1,265 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended July 31, 2012.

BLACKROCK SUMMIT CASH RESERVES FUND	JULY 31, 2012	3

Item 2 –  Controls and Procedures

2(a) –    The principal executive and principal financial officers, or persons performing similar functions, have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule -15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –    There were no changes in the internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 –  Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Summit Cash Reserves of BlackRock Financial Institutions Series Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Summit Cash Reserves of BlackRock Financial Institutions Series Trust

Date: September 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Summit Cash Reserves of BlackRock Financial Institutions Series Trust

Date: September 25, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Summit Cash Reserves of BlackRock Financial Institutions Series Trust

Date: September 25, 2012